Summary Prospectus December 1, 2012


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS DREMAN INTERNATIONAL VALUE FUND






CLASS/Ticker    A   DNVAX    C   DNVCX    INST   DNVIX    S   DNVSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated December 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term capital appreciation, with current income as a secondary objective.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 22) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                     A          C        INST          S
                                            ----------  ---------  ----------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price                5.75     None        None       None
-------------------------------------------      ----     --          -          --
Maximum deferred sales charge (load), as
% of redemption proceeds                       None     1.00          None       None
-------------------------------------------    ------   ----          -          --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                         2.00   2.00           2.00    2.00
-------------------------------------------    ------   ----          -----    ----
Account Maintenance Fee (annually, for
fund balances below $10,000 and subject to
certain exceptions)                           $   20    $20           None     $20
-------------------------------------------   -------   ----          -----    ----

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                                     A          C        INST           S
                                             ---------  ---------  ----------  ----------
Management fee                                   0.80       0.80       0.80        0.80
--------------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                                     0.24       1.00      None        None
--------------------------------------------     ----       ----      -----       -----
Other expenses                                   0.48       0.51       0.46        0.55
--------------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES             1.52       2.31       1.26        1.35
--------------------------------------------     ----       ----      -----       -----
Less expense waiver/reimbursement                0.03       0.07       0.02        0.01
--------------------------------------------     ----       ----      -----       -----
NET ANNUAL FUND OPERATING EXPENSES
(after fee waiver and/or expense reimburse-
ment)                                            1.49       2.24       1.24        1.34
--------------------------------------------     ----       ----      -----       -----

The Advisor has contractually agreed through November 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 1.49%, 2.24%, 1.24% and 1.34% (excluding extraordinary expenses, taxes, brokerage and interest expenses) for Classes A, C, Institutional and S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 718     $ 327     $ 126     $ 136
--       -----     -----     -----     -----
3        1,025       715       398       427
--       -----     -----     -----     -----
5        1,354     1,229       690       738
--       -----     -----     -----     -----
10       2,281     2,640     1,521     1,623
--       -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C      INST         S
-------  --------  --------  --------  --------
1        $ 718     $ 227     $ 126     $ 136
--       -----     -----     -----     -----
3        1,025       715       398       427
--       -----     -----     -----     -----
5        1,354     1,229       690       738
--       -----     -----     -----     -----
10       2,281     2,640     1,521     1,623
--       -----     -----     -----     -----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2012: 60%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in the stocks and other securities with equity characteristics of non-US companies. The fund typically achieves its equity exposure to non-US equity companies through investing in American Depositary Receipts (ADRs), but it is not limited to making investments in ADRs. The fund may invest up to 50% of its assets in emerging markets securities. The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred stocks or convertible securities. The fund may also invest up to 20% of its assets in cash equivalents, US investment-grade fixed-income securities, and US stocks and other equities.


MANAGEMENT PROCESS. Portfolio management employs a value strategy and looks for companies it believes are undervalued. These are typically companies that portfolio management believes have been historically sound but are temporarily out of favor. Portfolio management uses a variety of quantitative screens to compare a company's stock price to earnings, book value, cash flow and dividend yield, and analyzes individual companies to identify those that portfolio management believes are financially sound and appear to have strong potential for long-term growth. Portfolio management compares its valuations on an absolute basis as well as within their respective industries.


To further narrow the universe, portfolio management analyzes factors such as price momentum, earnings estimate revisions and fundamental changes. After narrowing the universe through a combination of qualitative and fundamental research, portfolio management evaluates and selects the 45 to 60 stocks typically held by the fund.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent that the fund invests in a particular geographic region or market sector, performance will be affected by that region's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to,



                                       2
                                             DWS Dreman International Value Fund


                                             SUMMARY PROSPECTUS December 1, 2012
may decline in financial health and become unable to honor its commitments.
This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Prior to June 21, 2010, the fund, previously named DWS International Value Opportunities Fund, was not sub-advised by Dreman Value Management, L.L.C. and operated with a different investment strategy. Performance would have been different if the fund's current management and policies had been in effect.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)


These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]





  2007        2008       2009       2010     2011
  15.52       -41.72     23.96      2.20     -11.96




Best Quarter: 19.23%, Q2 2009         Worst Quarter: -24.37%, Q3 2008
Year-to-Date as of 9/30/2012: 10.08%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison begins on 6/30/06.



                                 CLASS            1           5       SINCE
                             INCEPTION         YEAR       YEARS   INCEPTION
                           -----------  -----------  ----------  ----------
CLASS A before tax          7/5/2006        -17.02       -6.68       -3.64
-------------------------   --------       -------      ------      ------
  After tax on
  distributions()                           -17.27       -6.86       -3.83
  After tax on distribu-
  tions and sale of fund
  shares                                    -10.70       -5.45       -2.95
-------------------------  --------        -------      ------      ------
CLASS C before tax          7/5/2006        -12.67       -6.28       -3.32
-------------------------   --------       -------      ------      ------
INST CLASS before tax       7/5/2006        -11.74       -5.32       -2.34
-------------------------   --------       -------      ------      ------
CLASS S before tax          7/5/2006        -11.80       -5.32       -2.33
-------------------------   --------       -------      ------      ------
RUSSELL GLOBAL EX-US
VALUE INDEX (reflects no
deduction for fees,
expenses or taxes)                          -15.05       -4.35       -1.33
-------------------------  --------        -------      ------      ------

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

Dreman Value Management, L.L.C.


PORTFOLIO MANAGER(S)

E. CLIFTON HOOVER, JR. Chief Investment Officer, Managing Director of Dreman Value Management, L.L.C. and Lead Portfolio Manager of the fund. Joined the fund in 2010.


WESLEY WRIGHT. Portfolio Manager of the fund. Joined the fund in 2010.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.


                                       3
                                             DWS Dreman International Value Fund


                                             SUMMARY PROSPECTUS December 1, 2012

TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                             DWS Dreman International Value Fund
                                   SUMMARY PROSPECTUS December 1, 2012 DDIVF-SUM